Real Estate Investments (Schedule of Assets and Liabilities Assumed) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property
Land
Land		$ 118,188	$ 134,146
Buildings, fixtures and improvements		330,129	411,322
Total tangible real estate investments		448,317	545,468
Acquired intangibles:		36,776	63,758
Below-market lease liabilities		(36,539)	(48,340)
Total assets acquired, net		485,093	609,226
Mortgage notes payable assumed or used to acquire real estate investments		(42,612)	(24,232)
Premium on mortgage note payable assumed		(4,839)	(304)
Contingent purchase price obligation		0	(672)
Cash paid for acquired real estate investments	$ 0	$ 437,642	$ 584,018
Number of properties purchased | property		15	17
In-place leases
Land
Acquired intangibles:		$ 63,217	$ 102,911
Above-market lease assets
Land
Acquired intangibles:		10,098	7,609
Below market ground lease asset
Land
Acquired intangibles:		$ 0	$ 1,578